---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following semiannual report on the
              Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the six months ended August 31, 2000. As we mentioned in our last report to you, the fund's year-end was changed to February 28 (February 29 in leap year), in order to reduce fund costs and to facilitate timely reporting to our shareholders; as a result, you can expect to receive the semiannual report in late October each year. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC REVIEW

                According to CRMC, this was a turbulent time in the stock and bond markets with a severe correction in the tech-dominated NASDAQ and a downturn in the broader markets. While the major U.S. indexes rebounded, several ended the period below where they began. Investors' infatuation with Internet and high-tech stocks, which had fueled much of the NASDAQ market's rise, reached its zenith on March 10. From that high, the NASDAQ Composite Index lost 37.3%, and then rebounded, ending the six months down 10.44%. The unmanaged Standard & Poor's 500 Composite Index, which tracks the largest U.S. stocks, gained 11.69% during the six-month period, and the Dow Jones Industrial Average gained 11.57%.

                Lower stock prices can be traced, in part, to rising short-term interest rates and investors' growing impatience with high-tech and Internet-related companies that have no earnings. By the end of the period, the Federal Reserve Board had raised the federal funds rate -- the rate banks charge each other on overnight loans -- five times within 12 months, three times since the beginning of the year.

                The bond market had a mixed reaction to the Fed's actions. While high-yield and short-term securities declined for most of the period, long-term U.S. Treasury bonds gained in value. The catalyst was a government decision to use part of the budget surplus to buy back Treasuries with the longest maturities. As investors weighed the prospects of significantly diminished Treasury supply, prices rose steadily. The unmanaged Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index gained 5.44%, while the unmanaged Salomon Smith Barney Long-Term High-Yield Index gained 1.82%.

                The Fed's actions slowed economic expansion and hurt stock prices, although prices of many so-called "old economy" companies rose as investors appeared to rediscover the value of earnings. In this mixed environment, CRMC believes it is not surprising that results varied among the series in the fund.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES gained 8.0% in the six-month period ended
              August 31, 2000, compared to the benchmark S&P 500, which posted 11.7%. CRMC views this an excellent result, especially given the series' commitment to technology stocks, and the NASDAQ's return of -10.4% over the same period. CRMC's long-term, research-based approach put the manager in a good position, as its technology investments tended to be in relatively strong and/or less expensive semiconductor, software, and networking companies, and it tended to shun the more speculative pure Internet companies. This enabled CRMC to avoid the full brunt of the correction. The manager will continue to search for the most attractive opportunities, whether in technology or in other areas such as media or

        ------------------------------------------------------------------------

                                                           ---------------------

---------------------

              healthcare. CRMC notes that it expects volatility to continue. The series invests primarily in U.S. companies, although most do a significant amount of business abroad.

                THE INTERNATIONAL SERIES declined 6% in the six-month period, compared to the benchmark MSCI EAFE index return of -3.48%, as investors reacted to news of a slowdown in the US consumer demand. The series was helped by the high weighting of over 20% in cash, which resulted from the earlier liquidation of several European technology stocks (such as Nokia, Deutsche Telekom and Telefonica Espana). Geographically, Europe remains the largest area of investment at 40% of assets, with Japan at 14%. Looking forward, the manager believes the outlook for non-U.S. markets is expected to be volatile. The series will seek opportunities to invest down the cash, in defensive names.

                THE GROWTH-INCOME SERIES, which primarily focuses on
              dividend-paying companies with growth potential, gained 12.1% during the recent six months, while the broader market, as measured by the unmanaged S&P 500, increased 11.7%. CRMC has continued to embrace a cautious investment posture which it maintained during the speculative surge in the Internet and high-tech stocks over the last two years. Over the last six months, CRMC has witnessed a rolling adjustment in these high-growth stocks and the manager expects this unwinding of the speculative excess to continue, probably into next year. In the meantime, investors seem to have again begun to appreciate the value of dividends and earnings -- the cornerstones of the series' investment philosophy -- and reflecting that, this more value-oriented portfolio is producing solid comparative results.

                THE ASSET ALLOCATION SERIES returned 10.6% during the six-month period, compared to the S&P 500 return of 11.7% for the same period. The series' 60.5% equity position at period end was relatively unchanged from the 59.8% position at the start of the period. Hence, the series maintained a relatively neutral stance. The Finance and Consumer Goods categories rose in weight while Capital Equipment and Energy were reduced. The series continues to strive for high total return, including income, consistent with preservation of capital.

                THE HIGH YIELD BOND SERIES produced a 4.1% return during the six-month period, compared to the Salomon Smith Barney Long-Term High-Yield Index return of 1.82%, despite continued worries over a slowing economy -- increasing default rates among High Yield issuers and poor stock market performance. The series' performance was driven by holdings in the wireless communications, media, energy, and leisure sectors which have been experiencing positive fundamentals. In addition, the high level of merger and acquisition activity in the media and wireless communications sectors particularly benefited the series' returns.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES gained 5.3%
              during the six-month period, compared to the Salomon Smith Barney Treasury/Gov't Sponsored/ Mortgage Index return of 5.75% for the same period. Although the Fed pushed short-term rates higher, price of U.S. Treasury bonds rose when the Treasury Department announced it would no longer issue 30-year bonds. The series has 22.7% of its assets in U.S. Treasury bonds and notes and 21.2% in securities issued by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. government.

                THE CASH MANAGEMENT SERIES provided a six-month return of 2.9%, reflecting higher yields on short-term instruments. The yields rose as the Fed pushed short-term rates higher. The series' assets are concentrated in top-grade commercial paper, with some investments in U.S. government agency bills. As this concentration suggests, the fund is managed for stability and a reasonable rate of return, which can make it an important diversification tool for your portfolio.
---------------------

---------------------

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.
              Sincerely,

              /s/ Eli Broad
              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              September 17, 2000

              --------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 87.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 33.4%
                       Data Processing & Reproduction -- 4.3%
                       Cadence Design Systems, Inc.+...............................      100,000       $    2,125
                       Compaq Computer Corp........................................      232,500            7,920
                       Intuit, Inc.+...............................................      125,000            7,484
                       Lexmark International Group, Inc., Class A+.................       80,000            5,425
                       Mentor Graphics Corp.+......................................      120,000            2,265
                       Microsoft Corp.+............................................       50,000            3,491
                       Palm, Inc.+.................................................      444,962           19,578
                       PeopleSoft, Inc.+...........................................       65,000            2,096
                       Silicon Graphics, Inc.+.....................................      300,000            1,406
                       Structural Dynamics Research Corp.+.........................      150,000            2,419

                       Electrical & Electronics -- 2.1%
                       Alcatel Alsthom ADR.........................................       37,260            3,088
                       Juniper Networks, Inc.+.....................................       75,000           16,031
                       NEC Corp....................................................       18,000              515
                       Nokia Corp. ADR.............................................      169,300            7,608

                       Electronic Components -- 25.7%
                       Adaptec, Inc.+..............................................      365,000            8,943
                       Analog Devices, Inc.+.......................................      973,332           97,820
                       EMC Corp.+..................................................      125,000           12,250
                       Intel Corp..................................................       80,000            5,990
                       LSI Logic Corp.+............................................      400,000           14,375
                       Microchip Technology, Inc.+.................................      315,000           21,440
                       Micron Technology, Inc.+....................................       32,000            2,616
                       MIPS Technologies, Inc., Class B+...........................       41,574            2,151
                       Park Electrochemical Corp...................................      187,200            7,523
                       Rogers Corp.+...............................................      218,400            7,617
                       SCI Systems, Inc.+..........................................      400,000           24,700
                       Solectron Corp.+............................................    1,040,000           47,125
                       Texas Instruments, Inc......................................    1,120,000           74,970

                       Electronic Instruments -- 1.3%
                       Applied Materials, Inc.+....................................      140,000           12,083
                       Corvis Corp.+...............................................        4,400              457
                       KLA-Tencor Corp.+...........................................       70,000            4,594
                                                                                                       -----------
                                                                                                          426,105
                                                                                                       -----------
                       CONSUMER GOODS -- 11.8%
                       Beverages & Tobacco -- 1.0%
                       Coca Cola Co................................................      100,000            5,262
                       Coca-Cola West Japan Co. Ltd................................      100,000            3,029
                       Philip Morris Cos., Inc.....................................      160,000            4,740

                       Food & Household Products -- 0.2%
                       Dole Food Co., Inc..........................................      210,000            2,966

                       Health & Personal Care -- 10.4%
                       American Home Products Corp.................................      450,000           24,384
                       AstraZeneca Group PLC ADR...................................      100,000            4,492
                       Bristol-Myers Squibb Co.....................................       70,000            3,710
                       Cardinal Health, Inc........................................      287,500           23,521
                       Forest Laboratories, Inc.+..................................       45,000            4,404

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Health & Personal Care (continued)
                       Gillette Co.................................................      250,000       $    7,500
                       Pfizer, Inc.................................................      900,000           38,925
                       Pharmacia Corp..............................................      429,020           25,125

                       Recreation & Other Consumer Products -- 0.2%
                       Hasbro, Inc.................................................      140,000            1,724
                                                                                                       -----------
                                                                                                          149,782
                                                                                                       -----------
                       ENERGY -- 1.8%
                       Energy Sources -- 1.5%
                       Enterprise Oil PLC ADR......................................      300,000            2,388
                       EOG Resources, Inc..........................................      150,000            5,737
                       Murphy Oil Corp.............................................       80,000            5,340
                       Pogo Producing Co...........................................      227,500            6,114

                       Utilities: Electric, Gas & Water -- 0.3%
                       Questar Corp................................................      160,000            3,470
                                                                                                       -----------
                                                                                                           23,049
                                                                                                       -----------
                       FINANCE -- 8.3%
                       Banking -- 0.8%
                       Charter One Financial, Inc..................................      224,248            5,326
                       Washington Mutual, Inc......................................      155,000            5,425

                       Financial Services -- 2.8%
                       Capital One Financial Corp..................................      133,200            8,034
                       Federal National Mortgage Association.......................      410,000           22,037
                       Household International, Inc................................      110,000            5,280

                       Insurance -- 4.7%
                       Berkshire Hathaway, Inc., Class A+..........................          325           18,752
                       Marsh & McLennan Cos., Inc..................................      175,000           20,781
                       Progressive Corp............................................      150,000           11,372
                       XL Capital Ltd., Class A....................................      130,000            8,962
                                                                                                       -----------
                                                                                                          105,969
                                                                                                       -----------
                       MATERIALS -- 0.7%
                       Chemicals -- 0.3%
                       Valspar Corp................................................      122,000            3,599

                       Forest Products & Paper -- 0.4%
                       Sealed Air Corp.+...........................................      115,000            5,901
                                                                                                       -----------
                                                                                                            9,500
                                                                                                       -----------
                       SERVICES -- 30.2%
                       Broadcasting & Publishing -- 16.9%
                       AT&T Corp.-Liberty Media Corp., Class A+....................      225,000            4,809
                       BHC Communications, Inc., Class A...........................       55,821            8,541
                       Clear Channel Communications, Inc.+.........................      238,000           17,225
                       Fox Entertainment Group, Inc., Class A+.....................      600,000           17,363
                       News Corp. Ltd. ADR.........................................      680,000           35,785
                       Time Warner, Inc............................................      679,800           58,123
                       UnitedGlobalCom, Inc., Class A+.............................       20,000              766
                       USA Networks, Inc.+.........................................      753,000           18,119
                       Viacom, Inc., Class B+......................................      820,000           55,196

                       Business & Public Services -- 3.5%
                       Allied Waste Industries, Inc.+..............................      350,000            3,216
                       Cendant Corp.+..............................................      600,000            7,912
                       FedEx Corp.+................................................      400,000           16,140
                       iXL Enterprises, Inc........................................      400,000            3,825

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business & Public Services (continued)
                       Sabre Holdings Corp.........................................      166,209       $    4,633
                       Waste Management, Inc.......................................      200,000            3,788
                       Yahoo!, Inc.+...............................................       40,000            4,860

                       Cellular & Paging -- 0.2%
                       Crown Castle International Corp.+...........................       61,300            2,126

                       Healthcare -- 2.5%
                       HCA Healthcare Co...........................................      468,625           16,168
                       Quintiles Transnational Corp.+..............................       90,000            1,254
                       Universal Health Services, Inc., Class B+...................       74,900            5,299
                       Wellpoint Health Networks, Inc.+............................      100,000            8,631

                       Leisure & Tourism -- 3.2%
                       Carnival Corp., Class A.....................................      489,400            9,757
                       Seagram Co. Ltd.............................................      121,400            7,307
                       Starbucks Corp.+............................................      120,000            4,395
                       Walt Disney Co..............................................      500,000           19,469

                       Merchandising -- 1.3%
                       Consolidated Stores Corp.+..................................      352,400            4,801
                       Lowe's Cos., Inc............................................       75,000            3,361
                       Sunglass Hut International, Inc.+...........................      734,000            5,322
                       The Limited, Inc............................................      160,474            3,210

                       Telecommunications -- 0.5%
                       Coreexpress, Inc.*..........................................      364,196            4,500
                       Nextel Communications, Inc., Class A+.......................       30,000            1,663

                       Transportation: Airlines -- 2.1%
                       AMR Corp.+..................................................      230,000            7,547
                       Delta Air Lines, Inc........................................       20,000              990
                       Southwest Airlines Co.......................................      815,625           18,454
                                                                                                       -----------
                                                                                                          384,555
                                                                                                       -----------
                       OTHER COMMON STOCK -- 1.5%..................................                        18,693
                                                                                                       -----------
                       TOTAL COMMON STOCK (cost $583,795)..........................                     1,117,653
                                                                                                       -----------

                       PREFERRED STOCK -- 1.2%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.2%
                       Broadcasting & Publishing -- 1.2%
                       News Corp. Ltd. ADR (cost $2,313)...........................      340,000           15,045
                                                                                                       -----------
                       TOTAL INVESTMENT SECURITIES (cost $586,108).................                     1,132,698
                                                                                                       -----------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 11.2%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.7%
                       Alcoa, Inc. 6.47% due 9/07/00...............................    $  14,400           14,384
                       Alcoa, Inc. 6.50% due 9/06/00...............................        7,100            7,094
                       American Express Credit Corp. 6.50% due 9/13/00.............        9,400            9,380
                       du Pont (E.I.) de Nemours & Co. 6.47% due 9/26/00...........        7,200            7,168
                       Duke Power Co. 6.47% due 9/12/00............................       13,400           13,373
                       Equilon Enterprises LLC 6.51% due 10/04/00..................        5,000            4,970
                       General Electric Capital Corp. 6.65% due 9/01/00............        8,360            8,360
                       General Motors Acceptance Corp. 6.48% due 9/25/00...........       12,000           11,948

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       Gillette Co. 6.50% due 9/08/00..............................    $  15,000       $   14,981
                       John Hancock Capital Corp. 6.48% due 9/01/00................        6,100            6,100
                       Preferred Receivables Funding Corp. 6.50% due 9/22/00.......        9,600            9,563
                       Sherwin Williams Co. 6.48% due 9/14/00......................        4,000            3,991
                                                                                                       -----------
                                                                                                          111,312
                                                                                                       -----------
                       FEDERAL AGENCY OBLIGATIONS -- 2.5%
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         9/14/00...................................................        5,000            4,988
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/21/00...................................................        5,075            5,057
                       Federal Home Loan Mortgage Discount Notes 6.46% due
                         9/14/00...................................................       10,456           10,432
                       Federal National Mortgage Association Discount Notes 6.45%
                         due 9/14/00...............................................          900              898
                       Federal National Mortgage Association Discount Notes 6.46%
                         due 9/14/00...............................................       10,000            9,977
                                                                                                       -----------
                                                                                                           31,352
                                                                                                       -----------
                       TOTAL SHORT-TERM SECURITIES (cost $142,664).................                       142,664
                                                                                                       -----------


                       TOTAL INVESTMENTS --
                         (cost $728,772)                                      100.1%                   $1,275,362
                       Liabilities in excess of other assets --                (0.1)                       (1,634)
                                                                             -------                   -----------
                       NET ASSETS --                                          100.0%                   $1,273,728
                                                                             =======                   ===========

              -----------------------------

              + Non-income producing security

              * Fair valued security; See Note 2

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                                          VALUE
                                          COMMON STOCK -- 76.6%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 6.3%
                       Brambles Industries Ltd. (Services).........................       100,000        $  2,838
                       Broken Hill Proprietary Co. Ltd. (Energy)...................       435,742           4,766
                       Foster's Brewing Group Ltd. (Consumer Goods)................       389,300             920
                       News Corp. Ltd. ADR (Services)..............................       100,000           5,262
                       Westpac Banking Corp. Ltd. (Finance)........................       313,073           2,284
                                                                                                         --------
                                                                                                           16,070
                                                                                                         --------
                       BRAZIL -- 0.9%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy).........        18,300             146
                       Companhia Energetica de Minas Gerais ADR (Energy)...........        73,400           1,291
                       Companhia Paranaense de Energia (Energy)....................   118,055,000             892
                                                                                                         --------
                                                                                                            2,329
                                                                                                         --------
                       CANADA -- 2.8%
                       Nortel Networks Corp. (Capital Equipment)...................        88,000           7,178
                                                                                                         --------

                       FINLAND -- 2.6%
                       Nokia Oyj (Capital Equipment)...............................       124,800           5,470
                       UPM-Kymmene Oyj (Materials).................................        48,000           1,212
                                                                                                         --------
                                                                                                            6,682
                                                                                                         --------
                       FRANCE -- 5.4%
                       Canal Plus (Services).......................................        54,000           8,816
                       Total Fina Elf SA, Class B (Energy).........................        33,876           5,025
                                                                                                         --------
                                                                                                           13,841
                                                                                                         --------
                       HONG KONG -- 3.3%
                       China Mobile Ltd. (Services)+...............................       326,000           2,508
                       China Resources Enterprise Ltd. (Real Estate)...............     4,000,000           5,950
                                                                                                         --------
                                                                                                            8,458
                                                                                                         --------
                       ISRAEL -- 3.6%
                       Check Point Software Technologies Ltd. (Services)+..........        64,000           9,332
                                                                                                         --------

                       ITALY -- 3.9%
                       ENI SpA (Energy)............................................       700,000           4,082
                       Telecom Italia Mobile SpA (Services)........................       600,000           2,983
                       Telecom Italia SpA (Services)...............................       484,900           2,880
                                                                                                         --------
                                                                                                            9,945
                                                                                                         --------
                       JAPAN -- 13.7%
                       Fujitsu Ltd. (Capital Equipment)............................       380,000          11,010
                       Marubeni Corp. (Services)...................................     1,714,000           4,741
                       NEC Corp. (Capital Equipment)...............................       170,000           4,862
                       Nintendo Co. Ltd. (Consumer Goods)..........................        11,000           1,902
                       Nippon Telegraph & Telephone Corp. (Services)...............           330           3,929
                       Rohm Co. Ltd. (Capital Equipment)...........................        20,000           5,691
                       Toshiba Corp. (Capital Equipment)...........................       300,000           2,951
                                                                                                         --------
                                                                                                           35,086
                                                                                                         --------
                       KOREA -- 2.4%
                       Hyundai Electronics Industries Co. Ltd. (Capital
                         Equipment)+...............................................       338,683           6,201
                                                                                                         --------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MEXICO -- 6.1%
                       Cemex SA de CV (Materials)..................................             3        $      0
                       Cemex SA de CV ADR (Materials)+.............................       121,719           2,853
                       Grupo Televisa SA GDR (Services)+...........................        35,000           2,266
                       Telefonos de Mexico SA de CV ADR (Services).................       190,400          10,365
                       Wal-Mart de Mexico SA de CV (Services)......................        49,461             124
                                                                                                         --------
                                                                                                           15,608
                                                                                                         --------
                       NETHERLANDS -- 5.2%
                       Aegon NV (Finance)..........................................        70,000           2,728
                       ASM Lithography Holdings NV (Capital Equipment)+............       100,000           3,776
                       VNU NV (Services)...........................................       130,802           6,967
                                                                                                         --------
                                                                                                           13,471
                                                                                                         --------
                       NORWAY -- 1.1%
                       Orkla ASA (Multi-industry)..................................       160,000           2,844
                                                                                                         --------

                       PHILIPPINES -- 0.6%
                       Ayala Land, Inc. (Real Estate)..............................     7,440,000             874
                       Philippine Long Distance Telephone Co. (Services)...........        35,000             594
                                                                                                         --------
                                                                                                            1,468
                                                                                                         --------
                       SWEDEN -- 3.0%
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................       381,600           7,701
                                                                                                         --------

                       SWITZERLAND -- 1.0%
                       Nestle SA (Consumer Goods)..................................         1,250           2,694
                                                                                                         --------

                       THAILAND -- 0.1%
                       Bangkok Bank Public Co. Ltd. (Finance)+.....................       300,000             310
                                                                                                         --------

                       UNITED KINGDOM -- 10.0%
                       AstraZeneca Group PLC (Consumer Goods)......................        37,900           1,727
                       AstraZeneca Group PLC ADR (Consumer Goods)..................       136,215           6,118
                       New Dixons Group PLC (Services)+............................     1,561,904           5,411
                       ScottishPower PLC (Energy)..................................       132,240           1,007
                       Shell Transport & Trading PLC ADR (Energy)..................        75,000           3,858
                       Vodafone Group PLC (Services)...............................     1,849,247           7,467
                                                                                                         --------
                                                                                                           25,588
                                                                                                         --------
                       OTHER COMMON STOCK -- 4.6%..................................                        11,858
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $132,381)..........................                       196,664
                                                                                                         --------

                       WARRANTS -- 0.0%+
                       ---------------------------------------------------------------------------------------------
                       MEXICO -- 0.0%
                       Cemex SA ADR 12/13/02 (Materials) (cost $12)................         7,268              16
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $132,393).................                       196,680
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 22.1%                               (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 20.6%
                       American Honda Finance Corp. 6.48% due 10/27/00.............   $     5,000           4,950
                       Barclays US Funding Corp. 6.48% due 9/11/00.................         4,300           4,292
                       BMW US Capital Corp. 6.51% due 9/08/00......................         1,500           1,498
                       Deutsche Bank Fina 6.55% due 9/20/00........................         5,000           4,983
                       Eastman Kodak Co. 6.50% due 9/20/00.........................         5,000           4,983
                       General Electric Capital Corp. 6.65% due 9/01/00............         6,400           6,400
                       Monte Rosa Capital Corp. 6.50% due 10/02/00.................         4,600           4,574
                       Park Avenue Recreation Corp. 6.50% due 9/07/00..............         3,800           3,796

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       Rio Tinto America, Inc. 6.48% due 9/14/00...................   $     4,000        $  3,991
                       Sony Capital Corp. 6.51% due 9/06/00........................         5,000           4,995
                       Svenska Handelsbanken, Inc. 6.52% due 9/29/00...............         6,000           5,970
                       Verizon Global Funding Corp. 6.50% due 10/31/00.............         2,480           2,453
                                                                                                         --------
                                                                                                           52,885
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 1.5%
                       Federal Home Loan Bank Discount Notes 6.46% due 9/27/00.....         4,000           3,981
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $56,866)..................                        56,866
                                                                                                         --------


                       TOTAL INVESTMENTS --
                         (cost $189,259)                                       98.7%                     $253,546
                       Other assets less liabilities --                         1.3                         3,356
                                                                             -------                     --------
                       NET ASSETS --                                          100.0%                     $256,902
                                                                             =======                     ========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 79.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 14.1%
                       Aerospace & Military Technology -- 2.4%
                       Lockheed Martin Corp. ......................................      237,300        $  6,734
                       Raytheon Co., Class A.......................................      118,900           3,158
                       Raytheon Co., Class B.......................................      100,000           2,781
                       United Technologies Corp. ..................................      105,800           6,606

                       Data Processing & Reproduction -- 3.9%
                       3Com Corp.+.................................................       80,000           1,330
                       Cadence Design Systems, Inc.+...............................      150,000           3,187
                       Computer Associates International, Inc. ....................      125,000           3,969
                       International Business Machines Corp. ......................       25,000           3,300
                       Palm, Inc.+.................................................      118,656           5,221
                       Silicon Graphics, Inc.+.....................................      294,400           1,380
                       Storage Technology Corp.+...................................      425,000           6,720
                       Xerox Corp. ................................................      400,000           6,425

                       Electrical & Electronics -- 1.8%
                       Cisco Systems, Inc.+........................................       60,000           4,118
                       Harris Corp. ...............................................       70,000           2,104
                       Lucent Technologies, Inc. ..................................       30,000           1,254
                       Nokia Corp. ADR.............................................       55,000           2,472
                       York International Corp. ...................................      184,400           4,587

                       Electronic Components -- 2.0%
                       MIPS Technologies, Inc., Class B+...........................       40,797           2,111
                       SCI Systems, Inc.+..........................................      125,000           7,719
                       Texas Instruments, Inc. ....................................      100,000           6,694

                       Electronic Instruments -- 0.8%
                       Applied Materials, Inc.+....................................       30,000           2,589
                       PE Corp-PE Biosystems Group.................................       40,000           3,935

                       Energy Equipment -- 0.3%
                       Schlumberger Ltd. ..........................................       30,000           2,559

                       Industrial Components -- 1.0%
                       Dana Corp. .................................................       50,000           1,234
                       Eaton Corp. ................................................       70,000           4,646
                       Federal-Mogul Corp. ........................................       58,300             601
                       TRW, Inc. ..................................................       40,000           1,828

                       Machinery & Engineering -- 1.9%
                       Caterpillar, Inc. ..........................................       70,000           2,572
                       CNH Global NV...............................................      200,000           1,963
                       Deere & Co. ................................................       94,600           3,116
                       Ingersoll-Rand Co. .........................................      120,000           5,467
                       Pall Corp. .................................................      100,000           2,138
                                                                                                        ---------
                                                                                                         114,518
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 12.8%
                       Beverages & Tobacco -- 1.9%
                       PepsiCo, Inc. ..............................................      150,000        $  6,394
                       Philip Morris Cos., Inc. ...................................      225,000           6,666
                       UST, Inc. ..................................................      100,000           2,162

                       Food & Household Products -- 2.8%
                       Campbell Soup Co. ..........................................      150,000           3,806
                       General Mills, Inc. ........................................      100,000           3,213
                       Heinz (H.J.) Co. ...........................................      100,000           3,812
                       Sara Lee Corp. .............................................      650,000          12,106

                       Health & Personal Care -- 6.9%
                       Avon Products, Inc. ........................................      269,800          10,573
                       Bergen Brunswig Corp., Class A..............................      375,000           3,516
                       Cardinal Health, Inc. ......................................       70,000           5,727
                       Guidant Corp.+..............................................       80,000           5,385
                       Kimberly-Clark Corp. .......................................      130,000           7,605
                       McKesson HBOC, Inc. ........................................       50,000           1,247
                       Merck & Co., Inc. ..........................................      100,000           6,987
                       Pfizer, Inc. ...............................................      132,500           5,731
                       Schering-Plough Corp. ......................................      100,000           4,012
                       Service Corp. International+................................      600,000           1,387
                       UnitedHealth Group, Inc. ...................................       40,000           3,780

                       Recreation & Other Consumer Products -- 0.7%
                       Pennzoil-Quaker State Co. ..................................      450,000           5,597

                       Textiles & Apparels -- 0.5%
                       Nike, Inc., Class B.........................................       50,000           1,978
                       V.F. Corp. .................................................      100,000           2,288
                                                                                                        ---------
                                                                                                         103,972
                                                                                                        ---------
                       ENERGY -- 7.5%
                       Energy Sources -- 4.9%
                       Ashland, Inc. ..............................................       48,800           1,720
                       Conoco, Inc., Class A.......................................      132,000           3,325
                       Conoco, Inc., Class B.......................................       49,138           1,284
                       Devon Energy Corp. .........................................       70,000           4,099
                       Petro-Canada................................................      200,000           4,246
                       Phillips Petroleum Co. .....................................      210,000          12,994
                       Texaco, Inc. ...............................................      150,000           7,725
                       Ultramar Diamond Shamrock Corp. ............................       51,000           1,195
                       Valero Energy Corp. ........................................      100,000           3,013

                       Utilities: Electric, Gas & Water -- 2.6%
                       Ameren Corp. ...............................................      100,000           4,044
                       Dominion Resources, Inc. ...................................      125,000           6,625
                       Duke Energy Corp. ..........................................       50,000           3,741
                       GPU, Inc. ..................................................      100,000           3,062
                       TECO Energy, Inc. ..........................................      150,000           3,684
                                                                                                        ---------
                                                                                                          60,757
                                                                                                        ---------
                       FINANCE -- 13.8%
                       Banking -- 8.6%
                       Bank of America Corp. ......................................      370,000          19,818
                       Bank of New York Co., Inc. .................................      100,000           5,244
                       Bank One Corp. .............................................      139,000           4,900
                       Bank Tokyo Mitsubishi Ltd. ADR..............................      100,000           1,225
                       Chase Manhattan Corp. ......................................      105,000           5,867
                       First Union Corp. ..........................................      296,172           8,570

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banking (continued)
                       KeyCorp.....................................................      170,000        $  3,432
                       Morgan (J.P.) & Co., Inc. ..................................       15,000           2,508
                       Sakura Bank Ltd. ADR........................................       35,000           2,585
                       SunTrust Banks, Inc. .......................................       50,000           2,469
                       Wells Fargo Co. ............................................      297,000          12,827

                       Financial Services -- 1.9%
                       Associates First Capital Corp., Class A.....................       90,000           2,531
                       Household International, Inc. ..............................      271,332          13,024

                       Insurance -- 3.3%
                       Aetna, Inc. ................................................       70,000           3,915
                       Allmerica Financial Corp. ..................................       60,500           3,683
                       Allstate Corp. .............................................      320,000           9,300
                       American General Corp. .....................................       50,000           3,641
                       MGIC Investment Corp. ......................................       50,000           2,941
                       Royal & Sun Alliance Insurance Group PLC....................      450,000           3,134
                                                                                                        ---------
                                                                                                         111,614
                                                                                                        ---------
                       MATERIALS -- 4.9%
                       Chemicals -- 1.6%
                       Crompton Corp. .............................................      110,904             998
                       International Flavors & Fragrances, Inc. ...................      200,000           5,150
                       Millennium Chemicals, Inc. .................................      250,000           4,125
                       PPG Industries, Inc. .......................................       65,000           2,633

                       Forest Products & Paper -- 2.6%
                       Bowater, Inc. ..............................................      135,000           6,936
                       Fort James Corp. ...........................................      125,000           3,953
                       International Paper Co. ....................................      138,816           4,425
                       Sonoco Products Co. ........................................      100,000           1,931
                       Westvaco Corp. .............................................       60,000           1,642
                       Weyerhaeuser Co. ...........................................       50,000           2,316

                       Metals & Minerals -- 0.7%
                       Crown, Cork & Seal Co., Inc. ...............................      150,000           1,940
                       Owens-Illinois, Inc.+.......................................      300,000           3,919
                                                                                                        ---------
                                                                                                          39,968
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.0%
                       Multi-industry -- 1.0%
                       FMC Corp. ..................................................       75,000           5,086
                       Honeywell International, Inc. ..............................       80,000           3,085
                                                                                                        ---------
                                                                                                           8,171
                                                                                                        ---------
                       REAL ESTATE -- 1.1%
                       Real Estate Investment Trusts -- 1.1%
                       Boston Properties, Inc. ....................................      130,000           5,257
                       Equity Residential Properties Trust.........................       60,000           2,880
                       Meditrust Cos. .............................................      125,000             289
                                                                                                        ---------
                                                                                                           8,426
                                                                                                        ---------
                       SERVICES -- 20.4%
                       Broadcasting & Publishing -- 4.4%
                       Fox Entertainment Group, Inc., Class A+.....................      150,000           4,341
                       Gannett Co., Inc. ..........................................       60,000           3,398
                       Harte-Hanks, Inc. ..........................................      205,100           5,153
                       News Corp. Ltd. ADR.........................................      100,000           5,262
                       Time Warner, Inc. ..........................................       40,000           3,420
                       Viacom, Inc., Class B+......................................      215,000          14,472

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business & Public Services -- 6.2%
                       Alexander & Baldwin, Inc. ..................................      180,000        $  4,736
                       Allied Waste Industries, Inc.+..............................    1,075,000           9,877
                       Cendant Corp.+..............................................      150,000           1,978
                       Digex, Inc.+................................................       30,000           2,541
                       FedEx Corp.+................................................      120,000           4,842
                       Ikon Office Solutions, Inc. ................................      660,000           3,300
                       Interpublic Group of Cos., Inc. ............................      150,000           5,738
                       Pitney Bowes, Inc. .........................................      190,000           6,947
                       SAVVIS Communications Corp.+................................       68,000             599
                       The ServiceMaster Co. ......................................      220,000           2,131
                       United Parcel Service, Inc., Class B........................       62,800           3,481
                       Waste Management, Inc. .....................................      200,000           3,788

                       Cellular & Paging -- 0.4%
                       Dobson Communications Corp.+................................      136,900           2,952

                       Leisure & Tourism -- 0.5%
                       Seagram Co. Ltd. ...........................................       70,000           4,213

                       Merchandising -- 5.6%
                       Albertson's, Inc. ..........................................      315,000           6,772
                       Circuit City Stores, Inc. ..................................       68,100           1,766
                       Dillards, Inc., Class A.....................................      380,000           4,869
                       Dollar General Corp. .......................................      250,000           5,141
                       Federated Department Stores, Inc. +.........................      100,000           2,763
                       Gap, Inc. ..................................................      115,000           2,580
                       Lowe's Cos., Inc. ..........................................       75,000           3,361
                       May Department Stores Co. ..................................      230,000           5,276
                       Penney (J.C.) Co., Inc. ....................................      315,000           4,410
                       The Limited, Inc. ..........................................      200,000           4,000
                       Too, Inc.+..................................................       55,000           1,354
                       Walgreen Co. ...............................................      100,000           3,287

                       Telecommunications -- 1.8%
                       AT&T Corp. .................................................      130,000           4,095
                       NorthPoint Communications Group, Inc.+......................      125,000           1,430
                       Qwest Communications International, Inc.+...................      100,000           5,162
                       SBC Communications, Inc. ...................................       40,000           1,670
                       Sprint Corp. ...............................................       75,000           2,513

                       Transportation: Airlines -- 0.3%
                       Southwest Airlines Co. .....................................      100,000           2,263

                       Transportation: Rail & Road -- 1.2%
                       Burlington Northern Santa Fe Corp. .........................      150,000           3,356
                       CSX Corp. ..................................................      100,000           2,387
                       Norfolk Southern Corp. .....................................      265,000           4,257
                                                                                                        ---------
                                                                                                         165,881
                                                                                                        ---------
                       OTHER COMMON STOCK -- 4.1%..................................                       33,414
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $589,343)..........................                      646,721
                                                                                                        ---------

                                         PREFERRED STOCK -- 0.4%
                       ---------------------------------------------------------------------------------------------

                       SERVICES -- 0.4%
                       Broadcasting & Publishing -- 0.4%
                       News Corp. Ltd. ADR (cost $1,044)...........................       80,000           3,540
                                                                                                        ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       CONVERTIBLE BONDS -- 1.3%                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 1.0%
                       Health & Personal Care -- 1.0%
                       Sepracor, Inc. 6.25% 2005*#.................................     $  1,750        $  8,190
                                                                                                        ---------

                       SERVICES -- 0.3%
                       Telecommunications -- 0.3%
                       Telefonos de Mexico SA 4.25% 2004...........................        1,660           2,130
                                                                                                        ---------
                       TOTAL CONVERTIBLE BONDS (cost $3,391).......................                       10,320
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $593,778).................                      660,581
                                                                                                        ---------

                       SHORT-TERM SECURITIES -- 17.8%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 13.9%
                       Bell Atlantic Financial Services 6.51% due 9/22/00..........        2,000           1,993
                       Bell Atlantic Financial Services 6.52% due 9/20/00..........        2,540           2,531
                       BellSouth Telecommunications, Inc. 6.47% due 10/02/00.......       10,000           9,944
                       Coca-Cola Co. 6.50% due 10/19/00............................        5,400           5,353
                       du Pont (E.I.) de Nemours & Co. 6.47% due 9/26/00...........       11,200          11,150
                       Eastman Kodak Co. 6.55% due 9/18/00.........................          700             698
                       Equilon Enterprises LLC 6.51% due 10/04/00..................        5,850           5,815
                       Estee Lauder Cos., Inc. 6.50% due 9/18/00...................        2,000           1,994
                       General Electric Capital Corp. 6.65% due 9/01/00............       20,500          20,500
                       General Motors Acceptance Corp. 6.48% due 9/11/00...........        8,600           8,584
                       General Motors Acceptance Corp. 6.48% due 9/25/00...........       10,000           9,957
                       Gillette Co. 6.47% due 9/05/00..............................       15,200          15,189
                       Pharmacia Corp. 6.49% due 10/10/00..........................       16,200          16,086
                       Sherwin Williams Co. 6.50% due 9/05/00......................        3,000           2,998
                                                                                                        ---------
                                                                                                         112,792
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 3.9%
                       Federal Home Loan Bank Discount Notes 6.46% due 9/06/00.....        7,000           6,994
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         9/12/00...................................................        5,400           5,389
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         10/17/00..................................................        4,500           4,463
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/21/00...................................................        4,598           4,582
                       Federal National Mortgage Association Discount Notes 6.45%
                         due 9/14/00...............................................          300             299
                       Federal National Mortgage Association Discount Notes 6.46%
                         due 9/14/00...............................................       10,000           9,977
                                                                                                        ---------
                                                                                                          31,704
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $144,496).................                      144,496
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $738,274)                                      99.2%                      805,077
                       Other assets less liabilities --                        0.8                         6,790
                                                                             ------                     ---------
                       NET ASSETS --                                         100.0%                     $811,867
                                                                             ======                     =========

              -----------------------------

              +  Non-income producing security

              *  Fair valued security; see Note 2

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES              INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 60.5%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 19.9%
                       Aerospace & Military Technology -- 1.7%
                       Raytheon Co., Class B.......................................      25,000         $    695
                       United Technologies Corp....................................      20,000            1,249

                       Data Processing & Reproduction -- 5.8%
                       Autodesk, Inc...............................................      50,000            1,406
                       Computer Associates International, Inc......................      30,000              953
                       Hewlett-Packard Co..........................................      20,000            2,415
                       International Business Machines Corp........................      10,000            1,320
                       Xerox Corp..................................................      30,000              482

                       Electrical & Electronics -- 4.1%
                       Emerson Electric Co.........................................      15,000              993
                       Nokia Corp. ADR.............................................      50,000            2,247
                       York International Corp.....................................      55,000            1,368

                       Electronic Components -- 4.4%
                       Corning, Inc................................................      15,000            4,919

                       Electronic Instruments -- 0.4%
                       Agilent Technologies, Inc.+.................................       7,628              460

                       Energy Equipment -- 1.5%
                       Schlumberger Ltd............................................      20,000            1,706

                       Industrial Components -- 2.0%
                       Dana Corp...................................................      50,000            1,234
                       Genuine Parts Co............................................      50,000            1,028
                                                                                                        ---------
                                                                                                          22,475
                                                                                                        ---------
                       CONSUMER GOODS -- 9.5%
                       Beverages & Tobacco -- 1.5%
                       PepsiCo, Inc................................................      40,000            1,705

                       Food & Household Products -- 1.9%
                       General Mills, Inc..........................................      40,000            1,285
                       Sara Lee Corp...............................................      50,000              931

                       Health & Personal Care -- 6.1%
                       AstraZeneca Group PLC ADR...................................      31,000            1,392
                       Bristol-Myers Squibb Co.....................................      35,000            1,855
                       Pfizer, Inc.................................................      50,000            2,163
                       Pharmacia Corp..............................................      25,000            1,464
                                                                                                        ---------
                                                                                                          10,795
                                                                                                        ---------
                       ENERGY -- 4.0%
                       Energy Sources -- 3.3%
                       Phillips Petroleum Co.......................................      35,000            2,166
                       Texaco, Inc.................................................      30,000            1,545

                       Utilities: Electric, Gas & Water -- 0.7%
                       American Electric Power Co., Inc............................      24,000              846
                                                                                                        ---------
                                                                                                           4,557
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 13.2%
                       Banking -- 3.0%
                       Bank of America Corp........................................      40,000         $  2,143
                       Bank One Corp...............................................      35,000            1,234

                       Financial Services -- 6.3%
                       Citigroup, Inc..............................................      53,333            3,113
                       Federal National Mortgage Association.......................      20,000            1,075
                       Household International, Inc................................      60,666            2,912

                       Insurance -- 3.9%
                       Allstate Corp...............................................      45,000            1,308
                       American General Corp.......................................      25,000            1,820
                       Aon Corp....................................................      35,000            1,306
                                                                                                        ---------
                                                                                                          14,911
                                                                                                        ---------
                       MATERIALS -- 1.4%
                       Chemicals -- 0.6%
                       PPG Industries, Inc.........................................      15,000              608

                       Forest Products & Paper -- 0.8%
                       Weyerhaeuser Co.............................................      20,000              926
                                                                                                        ---------
                                                                                                           1,534
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.3%
                       Multi-industry -- 1.3%
                       Dover Corp..................................................      30,000            1,466
                                                                                                        ---------

                       SERVICES -- 9.4%
                       Broadcasting & Publishing -- 1.1%
                       New York Times Co., Class A.................................      30,000            1,176

                       Business & Public Services -- 2.2%
                       Pitney Bowes, Inc...........................................      50,000            1,828
                       Rentokil Initial PLC ADR....................................      30,000              690

                       Leisure & Tourism -- 0.7%
                       Carnival Corp., Class A.....................................      40,000              797

                       Merchandising -- 3.9%
                       Albertson's, Inc............................................      40,000              860
                       May Department Stores Co.+..................................      50,000            1,147
                       Penney (J.C.) Co., Inc......................................      30,000              420
                       Walgreen Co.................................................      60,000            1,972

                       Telecommunications -- 1.5%
                       CenturyTel, Inc.............................................      30,000              864
                       Sprint Corp.................................................      25,000              838
                                                                                                        ---------
                                                                                                          10,592
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.8%..................................                        2,078
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $56,086)...........................                       68,408
                                                                                                        ---------

                       PREFERRED STOCK -- 0.7%
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp. 8.35%......................................      10,000              237
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK (CONTINUED)                                       SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- $0.5%
                       Broadcasting & Publishing -- 0.5%
                       Adelphia Communications Corp., Series B 13.00%*.............     $ 5,000         $    500
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          737
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 27.7%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONVERTIBLE BONDS -- 0.3%
                       Business & Public Services -- 0.3%
                       Waste Management, Inc. 4.00% 2002...........................     $   300              283

                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings 6.50% 2012#*@(2)..........................(GBP)    145               57
                                                                                                        ---------
                                                                                                             340
                                                                                                        ---------
                       CORPORATE BONDS -- 15.1%
                       Asset-Backed Securities -- 1.1%
                       Airplanes Pass Through Trust, Class C 8.15% 2019++..........         466              436
                       First Plus Home Loan Trust Series 1997-1, Class A6 6.95%
                         2015......................................................         500              497
                       PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05%
                         2009......................................................         250              251

                       Broadcasting & Publishing -- 2.7%
                       American Media Operations, Inc. 10.25% 2009.................         350              349
                       British Sky Broadcasting Group 8.20% 2009...................         500              466
                       Charter Communications Holdings LLC zero coupon 2011@.......         750              448
                       Globo Communicacoes Participacoes Ltd., Class B 10.50%
                         2006#.....................................................         220              199
                       NTL Communications Corp., Series B 11.50% 2009@.............         900              440
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,111

                       Finance -- 3.4%
                       Capital One Financial Corp. 7.13% 2008......................         500              448
                       Cei Citicorp Holdings SA 11.25% 2007#.......................         400              392
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              455
                       Ford Motor Credit Co. 5.80% 2009............................         500              440
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(1)............         250              244
                       GS Escrow Corp. 7.13% 2005..................................         500              458
                       IBJ Preferred Capital Co. LLC 8.79% 2008#(1)................         500              458
                       Socgen Real Estate Co. LLC, Series A 7.64% 2007#(1).........         500              463
                       Tokai Preferred Capital Co. LLC 9.98% 2008#(1)..............         250              242
                       Wharf International Finance Ltd. 7.63% 2007.................         250              235

                       Forest Products & Paper -- 0.4%
                       Container Corp. of America 9.75% 2003.......................         500              501

                       Industrial -- 2.4%
                       Allied Waste Industries NA, Inc., Series B 10.00% 2009......         500              447
                       Conoco, Inc. 6.35% 2009.....................................         250              237
                       Equistar Chemicals, LP 8.75% 2009*..........................         500              490
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              329
                       Gruma SA de CV 7.63% 2007...................................         250              215
                       Hyundai Semiconductor America, Inc. 8.63% 2007#.............         425              367
                       Inco Ltd. 9.60% 2022........................................         400              395
                       Owens-Illinois, Inc. 8.10% 2007.............................         250              232

                       Merchandising -- 1.0%
                       Dayton Hudson Corp. 8.50% 2022..............................         500              501
                       Penney (J.C.) Co., Inc. 6.88% 2015..........................       1,000              672

                       Recreation & Other Consumer Products -- 0.8%
                       Horseshoe Gaming Holdings Corp., Series B 8.63% 2009........         500              485
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              439

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Telecommunications -- 2.1%
                       Clearnet Communications, Inc. zero coupon 2008@.............(CAD)$ 1,000         $    550
                       Leap Wireless International, Inc. zero coupon 2010#@........         500              200
                       Nextel Communications, Inc. zero coupon 2008@...............       1,500            1,140
                       Nextel International, Inc. zero coupon 2008@................         300              195
                       Voicestream Wireless Corp. 10.38% 2009......................         269              291

                       Transportation -- 1.2%
                       Delta Air Lines, Inc., Series 93 Class A2 10.50% 2016++.....         500              551
                       Jet Equipment Trust, Class B 7.83% 2012#....................         435              424
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019++..............................................         500              433
                                                                                                        ---------
                                                                                                          17,126
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 0.2%
                       Government National Mortgage Association 8.50% 2029.........         230              236
                                                                                                        ---------

                       U.S. TREASURY -- 12.1%
                       3.63% Bonds 2002............................................       2,151            2,304
                       7.25% Bonds 2016............................................       2,000            2,263
                       7.50% Bonds 2016............................................       2,000            2,318
                       8.75% Bonds 2008............................................       2,500            2,670
                       6.50% Notes 2002............................................       1,000            1,004
                       6.63% Notes 2007............................................       1,000            1,035
                       7.25% Notes 2004............................................       2,000            2,076
                                                                                                        ---------
                                                                                                          13,670
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $32,890)..........................                       31,372
                                                                                                        ---------
                       WARRANTS -- 0.0%+*#                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 5/07/08...............................         175                0
                                                                                                        ---------
                       OTHER WARRANTS -- 0.0%......................................                           27
                                                                                                        ---------
                       TOTAL WARRANTS (cost $80)...................................                           27
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $89,812)..................                      100,544
                                                                                                        ---------

                       ---------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 10.5%                                (IN THOUSANDS)
                       CORPORATE SHORT-TERM NOTES -- 8.5%
                       AT&T Corp. 6.49% due 9/06/00................................     $ 1,500            1,498
                       AT&T Corp. 6.51% due 9/06/00................................         300              300
                       Eastman Kodak Co. 6.55% due 9/18/00.........................       1,500            1,495
                       Estee Lauder Cos., Inc. 6.48% due 9/20/00...................       1,600            1,595
                       EW Scripps Co. 6.50% due 9/14/00............................         900              898
                       General Electric Capital Corp. 6.65% due 9/01/00............       1,700            1,700
                       Heinz (H.J.) Co. 6.50% due 9/06/00..........................         900              899
                       John Hancock Capital Corp. 6.48% due 9/15/00................       1,000              998
                       Kellogg Co. 6.50% due 9/05/00...............................         200              200
                                                                                                        ---------
                                                                                                           9,583
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 2.0%
                       Federal Home Loan Bank Discount Notes 6.42% due 9/27/00.....     $ 1,400         $  1,393
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/08/00...................................................         940              939
                                                                                                        ---------
                                                                                                           2,332
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $11,915)..................                       11,915
                                                                                                        ---------


                       TOTAL INVESTMENTS --
                         (cost $101,727)                                 99.4%                          $112,459
                       Other assets less liabilities --                   0.6                                678
                                                                       -------                          ---------
                       NET ASSETS --                                    100.0%                          $113,137
                                                                       =======                          =========

              -----------------------------

              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of August 31, 2000

              (2) Bond issued as part of a unit which includes an equity component

              ADR - American Depository Receipt

              CAD - Canadian Dollar

              GBP - Great British Pound

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 89.2%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 1.6%
                       Electronic Components -- 1.6%
                       Fairchild Semiconductor Corp. 10.38% 2007...................     $   500          $   511
                       Flextronics International Ltd. 8.75% 2007...................         250              245
                       Zilog, Inc., Series B 9.50% 2005............................         250              228
                                                                                                         --------
                                                                                                             984
                                                                                                         --------
                       CONSUMER GOODS -- 3.4%
                       Beverages & Tobacco -- 0.8%
                       Canandaigua Wine, Inc. 8.75% 2003...........................         500              499

                       Food & Household Products -- 0.5%
                       Home Products International, Inc. 9.63% 2008................         500              310

                       Health & Personal Care -- 0.0%
                       Mariner Health Group, Inc. 9.50% 2006*(2)...................         610                6

                       Recreation & Other Consumer Products -- 2.1%
                       Horseshoe Gaming Holdings, Series B 8.63% 2009..............       1,000              970
                       V2 Finance SA 6.50% 2012*#..................................       1,101              297
                                                                                                         --------
                                                                                                           2,082
                                                                                                         --------
                       ENERGY -- 2.2%
                       Energy Sources -- 1.4%
                       Clark Oil & Refining Corp. 9.50% 2004.......................         850              771
                       Clark Refining & Marketing, Inc. 8.38% 2007*................         150              122

                       Utilities: Electric, Gas & Water -- 0.8%
                       AES Drax Holdings Ltd. 10.41% 2020#.........................         250              262
                       CFW Communications Co. 13.00% 2010*#........................         250              245
                                                                                                         --------
                                                                                                           1,400
                                                                                                         --------
                       FINANCE -- 3.2%
                       Banking -- 0.8%
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(1)............         500              487
                       Financial Services -- 2.4%
                       DR Structured Finance Corp. 9.35% 2019*.....................         500              410
                       Salton, Inc. 10.75% 2005*...................................         500              486
                       William Hill Finance PLC 10.63% 2008........................ (GBP)   407              597
                                                                                                         --------
                                                                                                           1,980
                                                                                                         --------
                       MATERIALS -- 7.6%
                       Chemicals -- 0.1%
                       Key Plastics, Inc. 10.25% 2007*(2)..........................       1,000               90

                       Forest Products & Paper -- 6.0%
                       Container Corp. of America 9.75% 2003.......................       1,250            1,252
                       Delta Beverage Group, Inc. 9.75% 2003*......................       1,000            1,030
                       Kappa Beheer NV 10.63% 2009*................................ (EUR) 1,000              914

                       Packaging Corp. of America 9.63% 2009.......................         500              513

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       Metals & Minerals -- 1.5%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................     $ 1,000          $   920
                                                                                                         --------
                                                                                                           4,719
                                                                                                         --------
                       MULTI-INDUSTRY -- 2.9%
                       Multi-industry -- 2.9%
                       Graham Packaging Co., Series B 8.75% 2008...................       1,500            1,305
                       South Carolina Holding Corp. 12.00% 2009....................         250              267
                       Tekni Plex, Inc. 12.75% 2010*#..............................         250              252
                                                                                                         --------
                                                                                                           1,824
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
                       Foreign Government -- 1.7%
                       Republic of Argentina 11.38% 2017...........................         250              223
                       United Mexican States 11.38% 2016...........................         700              825
                                                                                                         --------
                                                                                                           1,048
                                                                                                         --------
                       SERVICES -- 66.6%
                       Broadcasting & Publishing -- 24.9%
                       American Media Operations, Inc. 10.25% 2009.................       1,500            1,496
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,020
                       Charter Communications Holdings 10.00% 2009#................         500              501
                       Charter Communications Holdings LLC zero coupon 2011@.......       1,750            1,046
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............       2,365            2,217
                       Cumulus Media, Inc. 10.38% 2008*............................       1,000              890
                       Fox Liberty Networks LLC zero coupon 2007@..................         575              477
                       Fox Liberty Networks LLC 8.88% 2007.........................       1,000            1,010
                       Gray Communications Systems, Inc. 10.63% 2006...............       1,250            1,256
                       Spectrasite Holdings, Inc. zero coupon 2008@................         750              518
                       Spectrasite Holdings, Inc. zero coupon 2009@................       1,500              892
                       STC Broadcasting, Inc. 11.00% 2007..........................       1,250            1,238
                       Sun Media Corp. 9.50% 2007..................................       1,475            1,475
                       Telemundo Holdings, Inc. zero coupon 2008@..................       1,000              710
                       Transwestern Publishing Co. 9.63% 2007*.....................         750              737

                       Business & Public Services -- 3.5%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................         500              465
                       Printpack, Inc. 10.63% 2006.................................       1,500            1,425
                       Protection One Alarm Monitoring Corp. 13.63% 2005@..........         400              312

                       Business Services -- 1.6%
                       Iron Mountain, Inc. 8.75% 2009..............................         500              471
                       Stericycle, Inc. 12.38% 2009................................         500              520

                       Cellular & Paging -- 10.7%
                       Nextel Communications, Inc. zero coupon 2007@...............         500              405
                       Nextel Communications, Inc. zero coupon 2007@...............       2,250            1,732
                       Nextel Partners, Inc. zero coupon 2009@.....................         325              227
                       Nextel Partners, Inc. 11.00% 2010*#.........................         500              499
                       Omnipoint Corp. 11.50% 2009#................................         500              559
                       Pagemart Wireless, Inc. zero coupon 2008@...................       1,000              395
                       PTC International Finance BV zero coupon 2007@..............       1,000              730
                       Telecorp PCS, Inc. 10.63% 2010#.............................         250              259
                       Voicestream Wireless Corp. zero coupon 2009@................       1,000              725
                       Voicestream Wireless Corp. 10.38% 2009......................       1,056            1,140

                       Industrial -- 1.4%
                       Allied Waste NA, Inc., Series B 10.00% 2009.................       1,000              894

                       Leisure & Tourism -- 6.3%
                       AMF Bowling Worldwide, Inc., Series B zero coupon 2006@.....         405               57
                       Boyd Gaming Corp. 9.25% 2003................................         250              249

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)

                       Leisure & Tourism (continued)
                       Boyd Gaming Corp. 9.50% 2007................................     $   500          $   480
                       Carmike Cinemas, Inc. 9.38% 2009(2).........................         100               22
                       Florida Panthers Holdings, Inc. 9.88% 2009*.................         750              724
                       International Game Technology 7.88% 2004....................         250              243
                       International Game Technology 8.38% 2009....................         250              244
                       Jupiters Ltd. 8.50% 2006....................................         500              485
                       Mirage Resorts, Inc. 6.75% 2008.............................         250              227
                       Premier Parks, Inc. zero coupon 2008@.......................         250              169
                       Premier Parks, Inc. 9.75% 2007..............................         500              502
                       Premier Parks, Inc. 9.75% 2007..............................         250              238
                       Station Casinos, Inc. 9.88% 2010#...........................         250              249

                       Merchandising -- 1.7%
                       Kmart Corp. 9.78% 2020......................................         250              207
                       Levi Strauss & Co. 6.80% 2003...............................         750              615
                       Penney (J.C.) Co., Inc. 7.38% 2004..........................         250              226

                       Telecommunications -- 15.7%
                       Allegiance Telecom, Inc. zero coupon 2008@..................         500              355
                       Allegiance Telecom, Inc. 12.88% 2008........................         500              530
                       Clearnet Communications, Inc. zero coupon 2008@............. (CAD) 4,925            2,710
                       Clearnet Communications, Inc. zero coupon 2007@............. (CAD)   750              450
                       COLT Telecom Group 7.63% 2008............................... (EUR)   750              301
                       COLT Telecom Group PLC 8.88% 2007........................... (EUR) 1,250              545
                       Comunicacion Celular SA zero coupon 2005#@..................       1,000              770
                       Crown Castle International Corp. zero coupon 2007@..........       1,000              773
                       Crown Castle International Corp. zero coupon 2011@..........         500              326
                       Dobson Communications Corp. 10.88% 2010#....................         250              253
                       Hyperion Telecommunications, Inc. zero coupon 2003@.........         500              425
                       Leap Wireless International, Inc. 12.50% 2010...............         750              667
                       Leap Wireless International, Inc. zero coupon 2010#@........         500              200
                       Nextlink Communications, Inc. 9.00% 2008....................         250              225
                       Versatel Telecom International NV 11.88% 2009*.............. (EUR)   500              408
                       Viatel, Inc. 11.25% 2008.................................... (EUR) 1,500              855

                       Transportation -- 0.8%
                       Eletson Holdings, Inc. 9.25% 2003*..........................         500              477
                                                                                                         --------
                                                                                                          41,448
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $61,692)...........................                       55,485
                                                                                                         --------

                       COMMON STOCK -- 0.1%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Banking -- 0.1%
                       Wilshire Financial Services Group, Inc. (cost $531).........      51,465               83
                                                                                                         --------

                       PREFERRED STOCK -- 2.2%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 2.2%
                       Broadcasting & Publishing -- 0.9%
                       Cumulus Media, Inc. 13.75%(3)...............................         664              545

                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK (CONTINUED)                                       SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications -- 1.3%
                       Dobson Communications Corp. 12.25%*(3)......................         838          $   785
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,340).........................                        1,330
                                                                                                         --------

                       WARRANTS -- 0.2%+*#
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08...............................       2,000                0
                                                                                                         --------

                       SERVICES -- 0.0%

                       Cellular & Paging -- 0.0%
                       Globalstar Telecommunications 2/15/04.......................         250                0

                       Telecommunications -- 0.0%
                       Comunicacion Celular SA 8/15/03.............................       1,000                0
                       McCaw International Ltd. 4/15/07............................       1,000                3
                       NTL, Inc. 10/14/08..........................................         712               32
                                                                                                         --------
                                                                                                              35
                                                                                                         --------
                       OTHER WARRANTS -- 0.2%                                                                110
                                                                                                         --------
                       TOTAL WARRANTS (cost $108)..................................                          145
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $63,671)..................                       57,043
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 6.3%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 2.4%
                       General Electric Capital Corp. 6.65% due 9/01/00............     $ 1,500            1,500
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 3.9%
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/05/00...................................................       1,700            1,699
                       Federal Home Loan Mortgage Discount Notes 6.45% due
                         9/26/00...................................................         400              398
                       Federal Home Loan Mortgage Discount Notes 6.45% due
                         9/07/00...................................................         350              350
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $3,947)...................                        3,947
                                                                                                         --------


                       TOTAL INVESTMENTS --
                         (cost $67,618)                                  98.0%                           $60,990
                       Other assets less liabilities --                   2.0                              1,238
                                                                       -------                           --------
                       NET ASSETS --                                    100.0%                           $62,228
                                                                       =======                           ========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of August 31, 2000

              (2) Bond in default

              (3) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              CAD - Canadian Dollar

              EUR - Euro Dollar

---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                    GROSS UNREALIZED
                          CONTRACT            IN         DELIVERY     APPRECIATION
                         TO DELIVER      EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -------------------------------------------------------------
                       EUR  1,350,000   USD  1,254,960   10/24/00         $53
                       EUR    323,000   USD    296,353   11/17/00           9
                       EUR    589,000   USD    531,484   11/19/00           6
                       GBP    205,000   USD    309,970   09/12/00          12
                       GBP    102,000   USD    153,097   09/19/00           5
                       GBP     92,000   USD    139,339   09/22/00           6
                                                                          ---
                       Net Unrealized Appreciation...............         $91
                                                                          ===

              -----------------------------

EUR - Euro Dollar
GBP - Great British Pound
USD - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA RATED SECURITIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 92.3%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       ASSET-BACKED SECURITIES -- 16.9%++
                       Illinois Power Special Purpose Trust, Series 1998-1, Class
                         A7 5.65% 2010.............................................     $   500          $   458
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2028......................................................       2,459            2,391
                       NPF XII, Inc., Series 1999-2, Class A 7.05% 2003*#..........       1,125            1,118
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              711
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              731
                       Security National Mortgage Loan Trust, Series 2000-1, Class
                         A2 8.75% 2024*#...........................................         300              297
                       Structured Asset Securities Corp., Series 1998-RF1, Class 1
                         8.67% 2027#(1)............................................       1,249            1,279
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.54% 2027#(1)............................................       2,479            2,532
                                                                                                         -------
                                                                                                           9,517
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 33.5%++
                       Federal Home Loan Mortgage Corp. 5.13% 2008.................       1,450            1,292
                       Federal Home Loan Mortgage Corp. 7.00% 2015.................         252              249
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         221              223
                       Federal Home Loan Mortgage Corp. 9.00% 2021.................          45               47
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         344              355
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           6                7
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          47               50
                       Federal National Mortgage Association 6.00% 2008-2013.......         615              585
                       Federal National Mortgage Association 6.25% 2029............         200              185
                       Federal National Mortgage Association 6.50% 2011............       1,502            1,473
                       Federal National Mortgage Association 6.63% 2009............       1,050            1,031
                       Federal National Mortgage Association 6.85% 2026............       1,344            1,202
                       Federal National Mortgage Association 11.50% 2029...........         166              182
                       Government National Mortgage Association 6.50% 2013-2028....       3,562            3,429
                       Government National Mortgage Association 7.00% 2023-2029....       3,223            3,168
                       Government National Mortgage Association 7.50% 2022-2023....       1,757            1,762
                       Government National Mortgage Association 8.00% 2017-2023....       1,086            1,108
                       Government National Mortgage Association 8.50% 2016.........         131              136
                       Government National Mortgage Association 9.00% 2016-2017....         341              357
                       Government National Mortgage Association 9.50% 2009-2017....       1,808            1,886
                       Government National Mortgage Association 10.50% 2016........          72               78
                                                                                                         -------
                                                                                                          18,805
                                                                                                         -------
                       MORTGAGE-RELATED SECURITIES -- 17.6%++
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              237
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            3,807
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2007.......................................         250              244
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.83% 2000(1)....................................         500              496
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.07% 2000(1)....................................         500              497
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.42% 2010(1)...........................       1,000            1,000
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              478
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              713
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2007................................................       1,259            1,227

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MORTGAGE-RELATED SECURITIES (continued)
                       Norwest Asset Securities Corp., Series 1998-31, Class A1
                         6.25% 2014................................................     $   264          $   253
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         4.84% 2000*#(1)...........................................         925              912
                                                                                                         -------
                                                                                                           9,864
                                                                                                         -------
                       MUNICIPAL BONDS -- 1.6%
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008*...............................................         927              883
                                                                                                         -------
                       UNITED STATES TREASURY -- 22.7%
                       5.25% Bonds 2029............................................       2,400            2,211
                       8.75% Bonds 2017............................................       1,400            1,809
                       8.88% Bonds 2017............................................       5,325            6,966
                       5.50% Notes 2009............................................       1,850            1,798
                                                                                                         -------
                                                                                                          12,784
                                                                                                         -------
                       TOTAL INVESTMENT SECURITIES (cost $52,344)..................                       51,853
                                                                                                         -------

                       SHORT-TERM SECURITIES -- 7.9%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.7%
                       Bell Atlantic Financial Services 6.50% due 9/05/00..........         700              700
                       General Electric Capital Corp. 6.65% due 9/01/00............       1,230            1,230
                       Heinz (H.J.) Co. 6.50% due 9/06/00..........................         700              699
                                                                                                         -------
                                                                                                           2,629
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 3.2%
                       Federal Home Loan Bank Discount Notes 6.42% due 9/27/00.....         700              697
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         9/14/00...................................................         621              619
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/05/00...................................................         500              500
                                                                                                         -------
                                                                                                           1,816
                                                                                                         -------
                       TOTAL SHORT-TERM SECURITIES (cost $4,445)...................                        4,445
                                                                                                         -------


                       TOTAL INVESTMENTS --
                         (cost $56,789)                                       100.2%                     $56,298
                       Liabilities in excess of other assets --                (0.2)                        (122)
                                                                             -------                     --------
                       NET ASSETS --                                          100.0%                     $56,176
                                                                             =======                     ========

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of August 31, 2000

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2000
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 102.3%                               (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       CORPORATE SHORT-TERM NOTES -- 63.3%
                       Alcoa, Inc. 6.50% due 9/06/00...............................      $1,050          $ 1,049
                       American Express Credit Corp. 6.48% due 10/02/00............       1,100            1,094
                       AT&T Corp. 6.47% due 9/05/00................................       1,600            1,599
                       Bell Atlantic Financial Services 6.50% due 9/08/00..........       1,500            1,498
                       BellSouth Capital Funding Corp. 6.47% due 10/13/00..........       1,300            1,290
                       Ciesco L.P. 6.48% due 9/19/00...............................       1,600            1,595
                       Colgate-Palmolive Co. 6.47% due 9/27/00.....................       1,000              995
                       du Pont (E.I.) de Nemours & Co. 6.47% due 9/18/00...........       1,400            1,396
                       Eastman Kodak Co. 6.50% due 9/18/00.........................       1,500            1,495
                       Emerson Electric Co. 6.50% due 9/05/00......................       1,200            1,199
                       Estee Lauder Cos., Inc. 6.54% due 9/05/00...................       1,000              999
                       Ford Motor Credit Co. 6.49% due 9/08/00.....................       1,300            1,298
                       General Electric Capital Corp. 6.65% due 9/01/00............         970              970
                       General Motors Acceptance Corp. 6.48% due 10/11/00..........       1,500            1,489
                       Golden Peanut Co. 6.52% due 10/02/00........................       1,500            1,492
                       Heinz (H.J.) Co. 6.50% due 9/06/00..........................       1,400            1,399
                       Hewlett Packard Co. 6.47% due 9/13/00.......................       1,000              998
                       Kimberly-Clark Corp. 6.47% due 10/13/00.....................       1,700            1,687
                       Lucent Technologies, Inc. 6.48% due 9/05/00.................       1,500            1,499
                       Merck & Co., Inc. 6.47% due 9/20/00.........................       1,200            1,196
                       Motiva Enterprises LLC 6.50% due 9/11/00....................       1,500            1,497
                       Park Avenue Recreation Corp. 6.50% due 9/08/00..............       1,700            1,698
                       Pharmacia Corp. 6.49% due 10/10/00..........................       1,700            1,688
                       Preferred Receivables Funding Corp. 6.52% due 9/07/00.......       1,300            1,299
                       Procter & Gamble Co. 6.48% due 9/14/00......................       1,200            1,197
                       Schering Corp. 6.48% due 9/27/00............................         500              498
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $34,114).............                       34,114
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 39.0%
                       Federal Home Loan Bank Discount Notes 6.38% due 9/15/00.....       2,600            2,594
                       Federal Home Loan Bank Discount Notes 6.41% due 9/13/00.....       2,300            2,295
                       Federal Home Loan Bank Discount Notes 6.46% due 9/22/00.....       2,000            1,992
                       Federal Home Loan Mortgage Corp. 6.41% due 10/10/00.........         800              795
                       Federal Home Loan Mortgage Discount Notes 6.40% due
                         9/05/00...................................................       4,000            3,997
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         9/14/00...................................................       2,683            2,677
                       Federal Home Loan Mortgage Discount Notes 6.41% due
                         10/03/00..................................................       4,000            3,977
                       Federal Home Loan Mortgage Discount Notes 6.42% due
                         9/12/00...................................................       1,000              998
                       Federal National Mortgage Association Discount Notes 6.47%
                         due 9/25/00...............................................       1,200            1,195
                       Federal National Mortgage Association Discount Notes 6.48%
                         due 9/29/00...............................................         500              497
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $21,017).............                       21,017
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $55,131)..................                       55,131
                                                                                                         --------


                       TOTAL INVESTMENTS --
                         (cost $55,131)                                 102.3%                           $55,131
                       Liabilities in excess of other assets --          (2.3)                            (1,227)
                                                                       -------                           --------
                       NET ASSETS --                                    100.0%                           $53,904
                                                                       =======                           ========

              -----------------------------

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    AUGUST 31, 2000 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities at value*...........  $1,132,698     $196,680        $660,581       $100,544     $57,043       $51,853
   Short-term securities*....................     142,664       56,866         144,496         11,915       3,947         4,445
   Cash......................................           4           95              69             55          22             6
   Foreign cash..............................          --        3,273              --             --          --            --
   Receivables for --
     Fund shares sold........................       1,151          197           1,320             --           1            --
     Sales of investments....................         912           --           4,248             --          --           742
     Dividends and accrued interest..........         502          355           1,819            726       1,237           412
     Foreign currency contracts..............          60           --              --             --          --            --
   Prepaid expenses..........................          14            3              10              1           2             1
   Unrealized appreciation on forward foreign
     currency contracts......................          --           --              --             --          91            --
                                               ----------------------------------------------------------------------------------
                                                1,278,005      257,469         812,543        113,241      62,343        57,459
                                               ----------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................       2,194           --              --             --          --         1,188
     Fund shares redeemed....................       1,467          318             299             36          65            47
     Advisory fees...........................         315          131             208             30          17            16
     Management fees.........................         210           52             139             20          12            11
     Foreign currency contracts..............          60           --              --             --          --            --
   Other accrued expenses....................          31           66              30             18          21            21
                                               ----------------------------------------------------------------------------------
                                                    4,277          567             676            104         115         1,283
                                               ----------------------------------------------------------------------------------
   NET ASSETS................................  $1,273,728     $256,902        $811,867       $113,137     $62,228       $56,176
                                               ==================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........      19,435       12,669          26,483          8,015       5,924         5,229
   Net asset value per share.................  $    65.54     $  20.28        $  30.66       $  14.12     $ 10.50       $ 10.74
                                               ==================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $  345,521     $107,651        $481,965       $ 76,107     $67,748       $53,554
   Accumulated undistributed net investment
     income..................................       5,114        2,391          28,171          6,475      11,268         5,980
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............     376,503       82,615         234,928         19,823     (10,249)       (2,867)
   Unrealized appreciation/depreciation on
     investments.............................     546,590       64,287          66,803         10,732      (6,628)         (491)
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............          --          (42)             --             --          89            --
                                               ----------------------------------------------------------------------------------
       Net Assets............................  $1,273,728     $256,902        $811,867       $113,137     $62,228       $56,176
                                               ==================================================================================
   ---------------
   * Cost
     Investment Securities...................  $  586,108     $132,393        $593,778       $ 89,812     $63,671       $52,344
                                               ==================================================================================
     Short-term Securities...................  $  142,664     $ 56,866        $144,496       $ 11,915     $ 3,947       $ 4,445
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities at value*...........   $    --
   Short-term securities*....................    55,131
   Cash......................................         6
   Foreign cash..............................        --
   Receivables for --
     Fund shares sold........................       556
     Sales of investments....................        --
     Dividends and accrued interest..........        --
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                 55,694
                                               ----------
   LIABILITIES:
   Payables for --
     Purchases of investments................        --
     Fund shares redeemed....................     1,740
     Advisory fees...........................        16
     Management fees.........................        10
     Foreign currency contracts..............        --
   Other accrued expenses....................        24
                                               ----------
                                                  1,790
                                               ----------
   NET ASSETS................................   $53,904
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     4,730
   Net asset value per share.................   $ 11.40
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $48,704
   Accumulated undistributed net investment
     income..................................     5,202
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............        (2)
   Unrealized appreciation/depreciation on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net Assets............................   $53,904
                                               ==========
   ---------------
   * Cost
     Investment Securities...................   $    --
                                               ==========
     Short-term Securities...................   $55,131
                                               ==========

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  4,411     $  1,655         $ 4,784       $ 1,641      $ 3,340       $1,919
     Dividends...............................     2,071        1,401           7,849           795           --           --
                                               --------------------------------------------------------------------------------
            Total income*....................     6,482        3,056          12,633         2,436        3,340        1,919
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     1,890          826           1,242           181          106           96
     Management fees.........................     1,260          332             828           121           70           64
     Custodian fees..........................       220          180             126            29           30           29
     Auditing and legal fees.................        14           16              12            11           13           13
     Reports to investors....................         7            3               7             1            1           --
     Trustees' fees..........................         6            1               4             1           --           --
     Other expenses..........................         7            1               7             1            1           --
                                               --------------------------------------------------------------------------------
            Total expenses before custody
              credits........................     3,404        1,359           2,226           345          221          202
            Custody credits earned on cash
              balances.......................        (3)          (3)             (1)           (1)          (1)          --
                                               --------------------------------------------------------------------------------
   Net investment income.....................     3,081        1,700          10,408         2,092        3,120        1,717
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...   114,856       57,612          46,001         5,386       (1,056)        (207)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       (11)        (108)             (5)           (1)         257           --
   Change in unrealized appreciation/
     depreciation of investments.............   (22,905)     (77,986)         35,793         3,890          161        1,446
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         1          (30)             --            --          (19)          --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................    91,941      (20,512)         81,789         9,275         (657)       1,239
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $ 95,022     $(18,812)        $92,197       $11,367      $ 2,463       $2,956
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $1,919
     Dividends...............................        --
                                               ----------
            Total income*....................     1,919
                                               ----------
   Expenses:
     Advisory fees...........................       101
     Management fees.........................        67
     Custodian fees..........................        30
     Auditing and legal fees.................        13
     Reports to investors....................        --
     Trustees' fees..........................        --
     Other expenses..........................         1
                                               ----------
            Total expenses before custody
              credits........................       212
            Custody credits earned on cash
              balances.......................        (2)
                                               ----------
   Net investment income.....................     1,709
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................        (1)
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $1,708
                                               ==========

---------------
    * Net of foreign witholding taxes of $28; $172; $117; and $4 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    3,081     $  1,700        $ 10,408       $  2,092     $  3,120      $ 1,717
   Net realized gain (loss) on investments...     114,856       57,612          46,001          5,386       (1,056)        (207)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (11)        (108)             (5)            (1)         257           --
   Change in unrealized appreciation/
     depreciation of investments.............     (22,905)     (77,986)         35,793          3,890          161        1,446
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................           1          (30)             --             --          (19)          --
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............      95,022      (18,812)         92,197         11,367        2,463        2,956
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................      73,013       13,411          19,512          2,498        4,217        2,530
   Cost of shares repurchased................    (146,240)     (36,671)        (87,782)       (12,202)     (12,081)      (9,057)
                                               ----------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     capital share transactions..............     (73,227)     (23,260)        (68,270)        (9,704)      (7,864)      (6,527)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
         NET ASSETS..........................      21,795      (42,072)         23,927          1,663       (5,401)      (3,571)
   NET ASSETS:
   Beginning of period.......................   1,251,933      298,974         787,940        111,474       67,629       59,747
                                               ----------------------------------------------------------------------------------
   End of period.............................  $1,273,728     $256,902        $811,867       $113,137     $ 62,228      $56,176
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    5,114     $  2,391        $ 28,171       $  6,475     $ 11,268      $ 5,980
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       1,177          640             659            183          422          243
     Repurchased.............................      (2,371)      (1,762)         (2,975)          (895)      (1,198)        (872)
                                               ----------------------------------------------------------------------------------
   Net decrease..............................      (1,194)      (1,122)         (2,316)          (712)        (776)        (629)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $  1,709
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
   Net increase (decrease) in net assets
     resulting from operations...............     1,708
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    66,527
   Cost of shares repurchased................   (84,024)
                                               ----------
   Net decrease in net assets resulting from
     capital share transactions..............   (17,497)
                                               ----------
   TOTAL INCREASE (DECREASE) IN
         NET ASSETS..........................   (15,789)
   NET ASSETS:
   Beginning of period.......................    69,693
                                               ----------
   End of period.............................  $ 53,904
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $  5,202
                                               ==========
   Shares issued and repurchased:
     Sold....................................     5,929
     Repurchased.............................    (7,490)
                                               ----------
   Net decrease..............................    (1,561)
                                               ==========

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 29, 2000

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    2,038     $  1,483        $  17,776      $  4,356     $  7,732     $  4,317
   Net realized gain (loss) on investments...     261,869       25,593          188,936        14,475       (9,210)      (1,187)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........           2           72               (3)           (1)         237           --
   Change in unrealized appreciation/
     depreciation of investments.............     217,176       92,886         (174,414)      (10,342)        (202)      (2,020)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................          (1)         (12)              --            --           63           --
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............     481,084      120,022           32,295         8,488       (1,380)       1,110
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......      (3,520)      (5,485)         (20,340)       (6,450)     (12,930)      (6,130)
   Distributions from net realized gains on
     investments.............................    (242,808)     (27,757)        (233,900)      (22,292)      (2,960)          --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (246,328)     (33,242)        (254,240)      (28,742)     (15,890)      (6,130)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     132,553       37,555           48,945         5,501       16,572       14,814
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     246,328       33,242          254,240        28,742       15,890        6,130
   Cost of shares repurchased................    (269,024)     (63,124)        (207,410)      (32,315)     (38,811)     (31,458)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     109,857        7,673           95,775         1,928       (6,349)     (10,514)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     344,613       94,453         (126,170)      (18,326)     (23,619)     (15,534)
   NET ASSETS:
   Beginning of period.......................     907,320      204,521          914,110       129,800       91,248       75,281
                                               ----------------------------------------------------------------------------------
   End of period.............................  $1,251,933     $298,974        $ 787,940      $111,474     $ 67,629     $ 59,747
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    2,033     $    691        $  17,763      $  4,383     $  8,148     $  4,263
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       2,526        2,101            1,514           387        1,387        1,404
     Issued in reinvestment of dividends and
       distributions.........................       5,723        2,331            8,734         2,254        1,591          620
     Repurchased.............................      (5,107)      (3,709)          (6,393)       (2,257)      (3,355)      (2,990)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,142          723            3,855           384         (377)        (966)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,497
   Net realized gain (loss) on investments...         (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation of investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
   Net increase (decrease) in net assets
     resulting from operations...............      3,496
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (4,180)
   Distributions from net realized gains on
     investments.............................         (2)
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (4,182)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    165,254
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      4,182
   Cost of shares repurchased................   (181,304)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (11,868)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    (12,554)
   NET ASSETS:
   Beginning of period.......................     82,247
                                               ----------
   End of period.............................  $  69,693
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,493
                                               ==========

   Shares issued and repurchased:
     Sold....................................     14,913
     Issued in reinvestment of dividends and
       distributions.........................        388
     Repurchased.............................    (16,395)
                                               ----------
   Net increase (decrease)...................     (1,094)
                                               ==========

    See Notes to Financial Statements
---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.

The HIGH YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended February 29, 2000, the reclassification arising from book/tax differences primarily related to tax adjustments on passive foreign investment companies sold and book/tax characterization of foreign currency transactions, market discount and paydown gains/losses. The reclassifications resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                               ----------------------------------------
Growth Series...............................................       $  55            $  2         $(57)
International Series........................................        (539)            535            4
Growth-Income Series........................................           3              (3)          --
Asset Allocation Series.....................................         (34)             34           --
High-Yield Bond Series......................................        (468)            468           --
U.S. Government/AAA-Rated Securities Series.................          78             (46)         (32)
Cash Management Series......................................          --              --           --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.
---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at August 31, 2000, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $587,571     $(41,005)    $546,566     $728,796        $--
    International Series.................................     72,384       (8,097)      64,287      189,259        --
    Growth-Income Series.................................    164,969      (98,084)      66,885      738,192        --
    Asset Allocation Series..............................     22,034      (11,302)      10,732      101,727        --
    High-Yield Bond Series*..............................      1,009       (7,637)      (6,628)      67,618         8,406
    U.S. Government/AAA-Rated Securities Series*.........        665       (1,059)        (394)      56,692         1,945
    Cash Management Series*..............................     --           --           --           55,131             1


                                                           EXPIRATION
                                                              DATE
                                                           ----------
-----
    Growth Series........................................     --
    International Series.................................     --
    Growth-Income Series.................................     --
    Asset Allocation Series..............................     --
    High-Yield Bond Series*..............................    2008
    U.S. Government/AAA-Rated Securities Series*.........  2005-2008
    Cash Management Series*..............................    2008

---------------
  * Post 10/31/99 Capital Loss Deferral: High-Yield Bond Series $1,044, U.S. Government/AAA-Rated Securities Series $712, and Cash Management Series $1.
  + Net capital loss carryover reported as of February 29, 2000, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended August 31, 2000 were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $197,930      $47,464        $113,951       $10,636       $ 9,440
       Sales of portfolio securities................   242,486       83,515         176,752        20,361        12,517
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --            --            --
       Sales of U.S. government securities..........        --           --              --            --         2,201

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      ------------------------
----------------
       Purchases of portfolio securities............    $   736         $--
       Sales of portfolio securities................      3,329         --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     15,545         --
       Sales of U.S. government securities..........     17,715         --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                         FSC
                                                                      SECURITIES
                                                                        CORP.
                                                                      ----------
        Growth-Income Series........................................      $2

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
              PERIOD    BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
               ENDED    OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
             ----------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/95    $34.08       $0.25          $12.02         $12.27       $(0.20)      $ (2.65)     $43.50      37.93%
             11/30/96     43.50        0.18            5.10           5.28        (0.28)        (6.22)      42.28      14.02
             11/30/97     42.28        0.18            8.30           8.48        (0.21)        (6.73)      43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)        (8.62)      45.33      25.21
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
           8/31/00(1)     60.69        0.15            4.70           4.85           --            --       65.54       7.99
                                                    International Series
             11/30/95    $13.26       $0.26          $ 1.11         $ 1.37       $(0.23)      $ (0.50)     $13.90      11.18%
             11/30/96     13.90        0.22            2.46           2.68        (0.46)        (0.31)      15.81      20.03
             11/30/97     15.81        0.17            1.78           1.95        (0.27)        (1.22)      16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)        (4.44)      14.09      14.56
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
           8/31/00(1)     21.68        0.13           (1.53)         (1.40)          --            --       20.28      (6.46)
                                                    Growth-Income Series
             11/30/95    $26.46       $0.71          $ 7.46         $ 8.17       $(0.76)      $ (2.23)     $31.64      33.47%
             11/30/96     31.64        0.67            5.87           6.54        (0.77)        (2.10)      35.31      21.88
             11/30/97     35.31        0.66            6.91           7.57        (0.75)        (5.10)      37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)        (6.80)      35.05      15.07
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
           8/31/00(1)     27.36        0.38            2.92           3.30           --            --       30.66      12.06
                                                   Asset Allocation Series
             11/30/95    $12.62       $0.55          $ 3.16         $ 3.71       $(0.68)      $ (0.38)     $15.27      31.01%
             11/30/96     15.27        0.56            2.17           2.73        (0.63)        (1.14)      16.23      19.34
             11/30/97     16.23        0.55            2.00           2.55        (0.63)        (1.65)      16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)        (2.08)      15.34       9.28
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
           8/31/00(1)     12.77        0.25            1.10           1.35           --            --       14.12      10.57
                                                   High-Yield Bond Series
             11/30/95    $13.05       $1.26          $ 0.99         $ 2.25       $(1.56)      $ (0.13)     $13.61      18.97%
             11/30/96     13.61        1.21            0.56           1.77        (1.53)           --       13.85      14.05
             11/30/97     13.85        1.19            0.44           1.63        (1.43)           --       14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)        (0.32)      12.83       3.22
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
           8/31/00(1)     10.09        0.49           (0.08)          0.41           --            --       10.50       4.06
                                         U.S. Government/AAA-Rated Securities Series
             11/30/95    $11.53       $0.86          $ 0.85         $ 1.71       $(1.20)      $ (0.06)     $11.98      15.95%
             11/30/96     11.98        0.80           (0.21)          0.59        (1.06)           --       11.51       5.49
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)           --       11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)           --       11.07       8.70
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
           8/31/00(1)     10.20        0.31            0.23           0.54           --            --       10.74       5.29
                                                   Cash Management Series
             11/30/95    $11.47       $0.61          $ 0.01         $ 0.62       $(0.44)      $    --      $11.65       5.53%
             11/30/96     11.65        0.55              --           0.55        (0.82)           --       11.38       4.94
             11/30/97     11.38        0.54            0.01           0.55        (0.62)           --       11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)           --       11.02       5.04
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
           8/31/00(1)     11.08        0.31            0.01           0.32           --            --       11.40       2.89

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
              PERIOD     PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
               ENDED    (000'S)     NET ASSETS    NET ASSETS      RATE
           --------------------------------------------------------------
                                         Growth Series
             11/30/95  $  897,275      0.55%          0.65%       23.72%
             11/30/96     813,164      0.55           0.46        25.51
             11/30/97     801,230      0.54           0.44        29.01
             11/30/98     836,355      0.54           0.34        32.37
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
           8/31/00(1)   1,273,728      0.54+          0.49+       17.86
                                      International Series
             11/30/95  $  228,134      1.05%          1.95%       16.79%
             11/30/96     249,144      1.02           1.56        44.94
             11/30/97     223,337      1.04           0.99        47.45
             11/30/98     193,763      1.03           1.50        60.19
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
           8/31/00(1)     256,902      0.98+          1.23+       21.69
                                      Growth-Income Series
             11/30/95  $  882,143      0.55%          2.52%       18.81%
             11/30/96     919,356      0.55           2.07        23.72
             11/30/97     950,432      0.54           1.88        30.06
             11/30/98     915,994      0.54           1.76        32.42
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
           8/31/00(1)     811,867      0.54+          2.54+       17.23
                                    Asset Allocation Series
             11/30/95  $  153,608      0.59%          4.04%       53.58%
             11/30/96     153,060      0.58           3.74        40.97
             11/30/97     155,446      0.59           3.49        39.14
             11/30/98     134,069      0.58           3.56        31.43
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
           8/31/00(1)     113,137      0.60+          3.65+       10.33
                                     High-Yield Bond Series
             11/30/95  $  146,590      0.59%          9.66%       31.64%
             11/30/96     131,337      0.58           9.09        36.99
             11/30/97     118,670      0.61           8.68        64.49
             11/30/98     100,061      0.60           9.18        78.82
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
           8/31/00(1)      62,228      0.68+         10.37+       15.90
                          U.S. Government/AAA-Rated Securities Series
             11/30/95  $  134,938      0.59%          7.49%       43.43%
             11/30/96     108,852      0.59           7.03        17.12
             11/30/97      81,609      0.63           6.93        46.17
             11/30/98      79,685      0.63           6.20       163.75
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
           8/31/00(1)      56,176      0.70+          5.93+       30.89
                                     Cash Management Series
             11/30/95  $  100,872      0.58%          5.32%          --%
             11/30/96      89,236      0.58           4.81           --
             11/30/97      69,226      0.63           4.87           --
             11/30/98      63,826      0.63           4.91           --
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
           8/31/00(1)      53,904      0.69+          5.60+          --

---------------

@ Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

(1) Unaudited

See Notes to Financial Statements
---------------------

                                       36